UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Courtney R. Taylor
American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio

December 31, 2011
unaudited

Short-term securities — 100.01%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 58.48%
Federal Home Loan Bank 1/4/2012	0.03%	$259,525	$259,524
Federal Home Loan Bank 1/6/2012	0.06	294,557	294,555
Federal Home Loan Bank 1/11/2012	0.09	150,000	149,996
Federal Home Loan Bank 1/13/2012	0.04	666,350	666,343
Federal Home Loan Bank 1/18/2012	0.08	490,825	490,817
Federal Home Loan Bank 1/19/2012	0.04	125,000	124,999
Federal Home Loan Bank 1/20/2012	0.02	163,165	163,164
Federal Home Loan Bank 1/23/2012	0.04	50,000	49,999
Federal Home Loan Bank 1/25/2012	0.04	50,000	49,999
Federal Home Loan Bank 1/27/2012	0.03	250,000	249,994
Federal Home Loan Bank 2/3/2012	0.04	799,309	799,295
Federal Home Loan Bank 2/8/2012	0.02	191,900	191,896
Federal Home Loan Bank 2/10/2012	0.04	140,100	140,094
Federal Home Loan Bank 2/15/2012	0.03	40,300	40,299
Federal Home Loan Bank 2/17/2012	0.01	20,000	20,000
Federal Home Loan Bank 2/22/2012	0.03	537,100	537,086
Federal Home Loan Bank 2/24/2012	0.03	100,000	99,997
Federal Home Loan Bank 2/29/2012	0.02	666,813	666,793
Federal Home Loan Bank 3/2/2012	0.01	253,000	252,990
Federal Home Loan Bank 3/7/2012	0.02	53,875	53,873
Federal Home Loan Bank 3/14/2012	0.02	125,000	124,994
Federal Home Loan Bank 3/21/2012	0.02	338,180	338,160
Federal Home Loan Bank 3/23/2012	0.02	35,900	35,897
Federal Home Loan Bank 3/28/2012	0.04	38,700	38,697
Federal Home Loan Bank 4/16/2012	0.03	36,405	36,400
Federal Home Loan Bank 4/23/2012	0.05	25,000	24,996
Federal Home Loan Bank 5/23/2012	0.09	94,100	94,076
Federal Home Loan Bank 7/25/2012	0.13	49,800	49,779
Freddie Mac 1/3/2012	0.06	218,093	218,092
Freddie Mac 1/9/2012	0.06	211,708	211,705
Freddie Mac 1/11/2012	0.07	27,000	26,999
Freddie Mac 1/12/2012	0.12	34,800	34,800
Freddie Mac 1/17/2012	0.07	275,000	274,997
Freddie Mac 1/23/2012	0.05	130,000	129,997
Freddie Mac 1/24/2012	0.05	44,100	44,099
Freddie Mac 1/30/2012	0.06	339,000	338,993
Freddie Mac 2/6/2012	0.06	30,120	30,118
Freddie Mac 2/7/2012	0.06	107,529	107,527
Freddie Mac 2/17/2012	0.04	95,000	94,995
Freddie Mac 2/21/2012	0.04	239,872	239,868
Freddie Mac 2/27/2012	0.03	9,800	9,800
Freddie Mac 3/1/2012	0.03	12,688	12,688
Freddie Mac 3/5/2012	0.02	85,951	85,948
Freddie Mac 3/6/2012	0.05	200,000	199,992
Freddie Mac 3/7/2012	0.03	175,800	175,793
Freddie Mac 3/19/2012	0.04	166,000	165,990
Freddie Mac 3/20/2012	0.04	60,700	60,696
Freddie Mac 3/26/2012	0.02	75,000	74,995
Freddie Mac 4/10/2012	0.07	20,800	20,798
Freddie Mac 4/23/2012	0.05	46,667	46,660
Freddie Mac 4/24/2012	0.11	120,762	120,744
Freddie Mac 4/30/2012	0.05	46,225	46,217
Freddie Mac 5/16/2012	0.05	50,000	49,988
Freddie Mac 6/5/2012	0.11	50,000	49,985
Freddie Mac 7/10/2012	0.12	50,000	49,980
Fannie Mae 1/4/2012	0.11	179,700	179,699
Fannie Mae 1/9/2012	0.12	75,350	75,349
Fannie Mae 1/11/2012	0.07	235,735	235,733
Fannie Mae 1/17/2012	0.04	85,000	84,998
Fannie Mae 1/18/2012	0.04	52,700	52,700
Fannie Mae 1/23/2012	0.02	42,700	42,699
Fannie Mae 1/25/2012	0.04	140,000	139,996
Fannie Mae 2/1/2012	0.04	155,491	155,489
Fannie Mae 2/6/2012	0.02	16,000	16,000
Fannie Mae 2/8/2012	0.03	105,000	104,998
Fannie Mae 2/22/2012	0.07	160,685	160,681
Fannie Mae 3/1/2012	0.01	40,000	39,999
Fannie Mae 3/2/2012	0.01	25,000	24,999
Fannie Mae 3/13/2012	0.02	150,000	149,992
Fannie Mae 3/14/2012	0.04	28,800	28,799
Fannie Mae 3/19/2012	0.02	202,500	202,488
Fannie Mae 3/21/2012	0.03	25,000	24,998
Fannie Mae 3/28/2012	0.04	101,000	100,993
Fannie Mae 4/16/2012	0.03	419,060	419,006
Fannie Mae 4/17/2012	0.07	50,000	49,993
Fannie Mae 4/18/2012	0.03	24,815	24,812
Fannie Mae 5/1/2012	0.17	50,000	49,991
Fannie Mae 5/21/2012	0.06	100,000	99,975
Fannie Mae 8/1/2012	0.07	100,000	99,956
Federal Farm Credit Banks 1/4/2012	0.01	10,000	10,000
Federal Farm Credit Banks 1/6/2012	0.06	13,281	13,281
Federal Farm Credit Banks 1/18/2012	0.01	10,000	10,000
Federal Farm Credit Banks 1/20/2012	0.01	75,000	75,000
Federal Farm Credit Banks 1/30/2012	0.05	75,000	74,999
Federal Farm Credit Banks 1/31/2012	0.01	50,000	49,999
Federal Farm Credit Banks 2/6/2012	0.06	25,000	24,999
Federal Farm Credit Banks 2/8/2012	0.01	10,000	10,000
Federal Farm Credit Banks 2/9/2012	0.01	10,000	10,000
Federal Farm Credit Banks 3/6/2012	0.01	100,000	99,996
Federal Farm Credit Banks 3/13/2012	0.07	75,000	74,996
Federal Farm Credit Banks 3/21/2012	0.02	50,000	49,997
Federal Farm Credit Banks 4/10/2012	0.09	13,600	13,599
Federal Farm Credit Banks 4/18/2012	0.03	50,000	49,994
Federal Farm Credit Banks 6/20/2012	0.07	25,000	24,991
			12,123,370

U.S. TREASURY BILLS AND NOTES — 23.49%
U.S. Treasury Bills 1/5/2012	0.04	515,600	515,599
U.S. Treasury Bills 1/12/2012	0.03	691,000	690,998
U.S. Treasury Bills 1/19/2012	0.05	375,000	375,002
U.S. Treasury Bills 1/26/2012	0.03	500,000	499,998
U.S. Treasury Bills 2/9/2012	0.06	150,000	150,001
U.S. Treasury Bills 2/16/2012	0.08	150,000	150,001
U.S. Treasury Bills 2/23/2012	0.05	50,000	50,000
U.S. Treasury Bills 3/1/2012	0.04	100,000	100,000
U.S. Treasury Bills 3/8/2012	0.00	200,000	199,996
U.S. Treasury Bills 3/22/2012	0.03	150,000	149,996
U.S. Treasury Bills 3/29/2012	0.02	100,000	99,998
U.S. Treasury Bills 4/12/2012	0.04	52,900	52,898
U.S. Treasury Bills 4/19/2012	0.03	220,000	219,991
U.S. Treasury Bills 5/10/2012	0.04	247,300	247,283
U.S. Treasury Bills 5/17/2012	0.03	450,000	449,960
U.S. Treasury Bills 5/24/2012	0.04	170,200	170,181
U.S. Treasury Bills 5/31/2012	0.08	200,000	199,976
U.S. Treasury Bills 6/7/2012	0.05	179,780	179,750
U.S. Treasury Bills 6/28/2012	0.05	100,000	99,974
U.S. Treasury Note 4.625% 2/29/2012		266,500	268,432
			4,870,034

COMMERCIAL PAPER — 14.06%
Straight-A Funding LLC 1/3/20121	0.19	25,000	25,000
Straight-A Funding LLC 1/3/20121	0.16	68,000	68,000
Straight-A Funding LLC 1/4/20121	0.17	59,000	59,000
Straight-A Funding LLC 1/6/20121	0.07	17,800	17,800
Straight-A Funding LLC 1/10/20121	0.15	85,000	84,997
Straight-A Funding LLC 1/11/20121	0.14	50,000	49,998
Straight-A Funding LLC 1/11/20121	0.13	75,000	74,997
Straight-A Funding LLC 1/18/20121	0.09	75,000	74,997
Straight-A Funding LLC 1/20/20121	0.19	50,000	49,996
Straight-A Funding LLC 1/24/20121	0.19	44,504	44,500
Straight-A Funding LLC 2/1/20121	0.19	47,730	47,728
Straight-A Funding LLC 2/10/20121	0.15	50,000	49,992
Straight-A Funding LLC 2/13/20121	0.19	25,029	25,027
Straight-A Funding LLC 2/14/20121	0.16	115,811	115,790
Straight-A Funding LLC 2/17/20121	0.13	55,288	55,278
Straight-A Funding LLC 2/21/20121	0.16	26,043	26,038
Export Development Canada 1/10/2012	0.04	20,000	20,000
Export Development Canada 1/18/2012	0.03	75,000	74,998
Export Development Canada 1/20/2012	0.02	125,000	124,996
Export Development Canada 1/23/2012	0.03	20,900	20,899
Export Development Canada 1/24/2012	0.03	50,000	49,998
Export Development Canada 1/25/2012	0.03	100,000	99,996
Export Development Canada 2/1/2012	0.04	125,000	124,994
Export Development Canada 2/2/2012	0.04	75,000	74,996
Export Development Canada 2/6/2012	0.04	75,000	74,996
Province of Ontario 1/5/2012	0.09	50,000	49,998
Province of Ontario 1/31/2012	0.06	159,000	158,950
Province of Ontario 2/15/2012	0.05	125,000	124,940
Province of Ontario 2/29/2012	0.06	100,000	99,935
Québec (Province of) 1/17/20121	0.11	125,550	125,532
Québec (Province of) 2/1/20121	0.11	88,000	87,971
Québec (Province of) 2/14/20121	0.11	14,900	14,893
Québec (Province of) 2/16/20121	0.09	50,000	49,975
Québec (Province of) 2/21/20121	0.10	50,000	49,973
Québec (Province of) 2/24/20121	0.09	30,000	29,982
Canada Bills 1/4/2012	0.01	50,000	50,000
Canada Bills 1/5/2012	0.01	50,000	50,000
Canada Bills 1/6/2012	0.04	47,965	47,965
Canada Bills 1/9/2012	0.02	50,000	50,000
Canada Bills 1/10/2012	0.04	22,500	22,500
Canada Bills 1/23/2012	0.01	50,000	49,998
Canada Bills 1/24/2012	0.01	79,800	79,797
Canadian Wheat Board 1/18/2012	0.03	25,000	24,996
Canadian Wheat Board 1/24/2012	0.04	30,000	29,993
Canadian Wheat Board 1/25/2012	0.02	10,000	10,000
Canadian Wheat Board 2/1/2012	0.04	25,000	24,992
Canadian Wheat Board 2/2/2012	0.04	25,000	24,991
Canadian Wheat Board 2/14/2012	0.04	22,500	22,489
KfW 1/3/20121	0.17	50,000	50,000
Denmark (Kingdom of) 1/10/2012	0.06	50,000	49,999
			2,914,880

DISCOUNT NOTES — 3.98%
International Bank for Reconstruction and Development 1/3/2012	0.02	50,000	50,000
International Bank for Reconstruction and Development 1/10/2012	0.02	200,000	199,999
International Bank for Reconstruction and Development 1/13/2012	0.03	75,000	74,999
International Bank for Reconstruction and Development 1/23/2012	0.04	105,000	104,997
International Bank for Reconstruction and Development 2/1/2012	0.03	50,000	50,000
International Bank for Reconstruction and Development 2/13/2012	0.03	200,000	199,996
International Bank for Reconstruction and Development 2/22/2012	0.06	143,940	143,936
			823,927

Total investment securities (cost: $20,732,106,000)			20,732,211
Other assets less liabilities			(1,964)

Net assets			$20,730,247

1Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,277,464,000, which represented 6.16% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission (“SEC”) rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$450
Gross unrealized depreciation on investment securities	(345)
Net unrealized appreciation on investment securities	105
Cost of investment securities for federal income tax purposes	20,732,106

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-959-0212O-S29490

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: February 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2012